PGIM US Large-Cap Buffer 12 ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.5%
Affiliated Mutual Fund 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $40,502)(wb)	40,502	$40,502
Options Purchased*~ 101.5%
(cost $2,090,170)		2,090,907

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $2,130,672)		2,131,409
Options Written*~ (3.5)%
(premiums received $71,219)		(71,410)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,059,453)		2,059,999
Other assets in excess of liabilities(z) 0.0%		481

Net Assets 100.0%		$2,060,480

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51		37		4	$1,990,008
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81		37		4	100,899
Total Options Purchased (cost $2,090,170)								$2,090,907

PGIM US Large-Cap Buffer 12 ETF - August
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$632.22		37		4	$(31,931)
SPDR S&P 500 ETF Trust	Put	07/31/25	$484.71		37		4	(39,479)
Total Options Written (premiums received $71,219)							$(71,410)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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